Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

29. Related party transactions

For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Company are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.

As of December 31, 2023, the Company held a receivable of CHF 18,905 against Auris Medical Pty Ltd, Melbourne (Australia), a wholly owned subsidiary of the associated company Altamira Medica AG.

Gremaud GmbH provides the Chief Financial Officer to the Company since November 19, 2021. The Chief Financial Officer is an employee of Gremaud GmbH and is not paid directly by the Company. Fees paid to Gremaud GmbH for CFO services in 2023 were CHF 251,110 (2022: CHF 195,988). Fees paid to Gremaud GmbH for other services provided during the year ended December 31, 2023 were CHF 0 (2022: CHF 0).

Samuel Wickline, Ph.D., the founder of Trasir, has been providing consulting services as Chief Scientific Adviser to the Company since January 2023. He was employed as Chief Scientific Officer from June 2021 to December 2022. Fees paid to Dr Wickline in 2023 amounted to CHF 172,512.

Thomas Meyer, the Company’s CEO lent CHF 200,000 to the Company under the “September 9, 2022 Loan Agreement” with FiveT Investment Management Ltd., Dominik Lysek and Thomas Meyer for a total amount of CHF 600,000. The Loan was repaid in July 2023 including accrued interest.

From December 8, 2022 to March 8, 2023, Mr. Meyer’s spouse provided one of the Company’s subsidiaries with a short-term loan of CHF 100,000.00, bearing interest at the rate of 5% per annum.

Compensation of the members of the Board of Directors and Management

In 2023, the compensation paid to management, excluding share bonuses and share-based payment charge, amounted to CHF 681,353 (2022: CHF 1,038,810; 2021: CHF 810,671). The fees paid to members of the Board of Directors in 2023 for their activities as board members totaled CHF 138,507 (2022: CHF 183,058; 2021: CHF 165,245).

	Executive Management			Board of Directors			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Short term benefits	636,884	989,760	781,204	138,507	183,058	165,245	775,391	1,172,818	946,449
Post-employee benefits years	44,469	49,050	29,467		-	-	44,469	49,050	29,467
Share bonuses	-	-	902,817		-	-	-	-	902,817
Share-based payment	242,269	172,115	192,362	41,319	51,171	48,046	283,588	223,286	240,408
Total	923,622	1,210,925	1,905,850	179,826	234,229	213,291	1,103,448	1,445,154	2,119,141

In 2023, CHF 283,588 (2022: CHF 223,286; 2021: CHF 240,408) was expensed for grants of stock options to members of the Board of Directors and management. Contributions to pension schemes amounted to CHF 44,469, CHF 49,050 and CHF 29,467 during the years 2022, 2021 and 2020, respectively. No termination benefits or other long-term benefits were paid.

Members of the Board of Directors and management held 99,318, 5,355 and 2,474 stock options as of December 31, 2023, 2022, and 2021, respectively.